Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued research and development expense	$ 1,799,583	$ 1,799,583	$ 1,600,221
Accrued compensation and employee benefits		1,184,505	568,865
Accrued royalties	262,296	274,028	272,352
Others	$ 927,883	438,264	468,150
Total		$ 3,696,380	$ 2,909,587